Derivatives (Notional Volumes of Commodity Swaps and Forward Contracts Designated for Regulatory Deferral) (Details) - Designated as Hedging Instrument [Member] - Regulatory Deferral Hedge [Member] - Commodity swaps and forwards [Member]
bbl in Millions, T in Millions, MMBTU in Millions
12 Months Ended
Dec. 31, 2017 MMBTU T bbl
Coal [Member] | 2018 [Member}
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Mass | T	1
Coal [Member] | 2019-2021 [Member}
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Mass | T	1
Fuel [Member] | 2018 [Member}
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MMBTU	30
Fuel [Member] | 2019-2021 [Member}
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MMBTU	14
CrudeOilMember | 2018 [Member}
Derivative [Line Items]
DerivativeNonmonetaryNotionalAmountVolume | bbl	0
CrudeOilMember | 2019-2021 [Member}
Derivative [Line Items]
DerivativeNonmonetaryNotionalAmountVolume | bbl	1